BASIS OF PRESENTATION, LIQUIDITY - Adjustment (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 77,050	$ 77,824	$ 107,773	$ 83,922	$ 77,050
Accounts receivable, net of allowances for doubtful accounts of $4,564				18,329	17,936
Inventories				22,577	17,470
Deferred costs				19,319	25,499
Prepaid and other current assets				6,995	11,388
Short-term restricted cash				11,397	12,264
Total current assets				163,018	161,607
Property, plant and equipment, net				1,610	1,510
Long-term investments				7,753	19,521
Long-term deferred costs				276	332
Long-term deferred tax assets				2,049	11,193
Other long-term assets				3,997	4,216
Total assets				178,703	198,379
Current liabilities:
Accounts payable				22,480	16,400
Income taxes payable				8,140	9,906
Customer advances				29,046	30,976
Deferred revenue				10,779	16,965
Deferred tax liabilities					9,779
Other current liabilities				16,723	13,763
Total current liabilities				87,168	97,789
Long-term deferred revenue				3,813	8,554
Other long-term liabilities				4,981	8,259
Total liabilities				95,962	114,602
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 shares issued at December 31, 2015, respectively; 36,735 shares outstanding at December 31, 2015				122	122
Additional paid-in capital				1,262,005	1,259,767
Treasury stock, at cost: 1,730 shares at December 31, 2015				(8,234)	(4,138)
Accumulated deficit				(1,233,154)	(1,233,444)
Accumulated other comprehensive income				62,002	61,470
Shareholders' equity				82,741	83,777
Total liabilities and equity				178,703	198,379
Allowances for doubtful accounts (in dollars)				$ 2,339	$ 4,564
Ordinary share, par value (in dollars per share)				$ 0.00375	$ 0.00375
Ordinary share, authorized shares				250,000	250,000
Ordinary share, shares issued				39,009	38,465
Ordinary share, shares outstanding				35,225	36,735
Treasury shares				3,784	1,730
Net sales
Products	61,735	87,361	105,988
Services	24,777	29,742	23,432
Total net sales	86,512	117,103	129,420
Cost of net sales
Products	41,472	65,891	84,988
Services	16,684	23,344	22,304
Gross profit	28,356	27,868	22,128
Operating expenses:
Selling, general and administrative	18,146	21,515	24,515
Research and development	8,502	11,342	11,686
Total operating expenses	26,648	32,857	36,201
Operating income (loss)	1,708	(4,989)	(14,073)
Interest income	871	557	589
Interest expense	(55)	(76)	(88)
Other income, net	2,748	3,489	(2,249)
Equity pick up of gain (loss) of an associate	984	(13,954)	(8,878)
Investment impairment	(5,336)	(16,347)	(3,947)
Income (loss) before income taxes	920	(31,320)	(28,646)
Income tax benefit	(788)	4,162	(1,618)
Net income (loss)	132	(27,158)	(30,264)
Net loss attributable to non-controlling interests	158
Net income (loss) attributable to UTStarcom Holdings Corp.	290	$ (27,158)	(30,264)
Net loss per share attributable to UTStarcom Holdings Corp.-Basic and Diluted		$ (0.74)
Weighted average shares outstanding-Basic and Diluted		37,003
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	132	$ (27,158)	(30,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,208	2,202	2,654
Net loss on disposal of assets	(62)	180	219
Gain on CTA recognition	38		(121)
Reversal of tax payable	(3,272)	(7,747)	(992)
Equity pick up of losses of an associate	(984)	13,954	8,878
Investment impairment	5,336	16,347	3,947
Gain on sale of short- term investment	(83)	(1,529)
Stock-based compensation expense	2,238	1,546	2,289
Provision for doubtful accounts	1,564	79	49
Assets impairment		(538)	2,788
Deferred income taxes	771	1,030	(424)
Changes in operating assets and liabilities
Accounts receivable	(1,966)	(1,491)	6,332
Inventories and deferred costs	(190)	35,973	36,859
Other assets	2,821	1,558	(772)
Accounts payable	7,393	(12,233)	6,415
Income taxes payable	(751)	3,369	(3,390)
Customer advances	(1,054)	(17,352)	(25,759)
Deferred revenue	(10,556)	(18,610)	(18,788)
Other liabilities	3,225	(1,216)	(5,774)
Net cash provided by (used in) operating activities	5,732	(11,636)	(15,612)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(1,527)	(917)	(1,298)
Payment on divestitures			(804)
Change in restricted cash	1,322	707	(3,526)
Purchase of investment interests	(300)	(1,670)	(1,080)
Proceeds from refund of investment interests	7,683	16,228	932
Proceeds from sale of short-term investments		3,076
Net cash provided by (used in) investing activities	7,263	17,424	(5,776)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares		39	5,340
Repurchase of ordinary shares	(4,096)	(3,695)	(10,308)
Net cash used in financing activities	(4,400)	(3,656)	(4,968)
Effect of exchange rate changes on cash and cash equivalents	(1,723)	(2,906)	(3,593)
Net increase (decrease) in cash and cash equivalents	6,872	(774)	(29,949)
Cash and cash equivalents at beginning of year	77,050	77,824	107,773
Cash and cash equivalents at end of year	83,922	77,050	77,824
UTStarcom Hong Kong Holdings Ltd | Convertible bonds of privately-held company
Restatement
Impairment on investment		6,500
Previously Reported
Current assets:
Cash and cash equivalents	77,050	77,824	77,824		$ 77,050
Accounts receivable, net of allowances for doubtful accounts of $4,564					17,936
Inventories					17,470
Deferred costs					25,499
Prepaid and other current assets					11,388
Short-term restricted cash					12,264
Total current assets					161,607
Property, plant and equipment, net					1,510
Long-term investments					26,022
Long-term deferred costs					332
Long-term deferred tax assets					11,193
Other long-term assets					4,216
Total assets					204,880
Current liabilities:
Accounts payable					16,400
Income taxes payable					9,906
Customer advances					30,976
Deferred revenue					16,965
Deferred tax liabilities					9,779
Other current liabilities					13,763
Total current liabilities					97,789
Long-term deferred revenue					8,554
Other long-term liabilities					8,259
Total liabilities					114,602
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 shares issued at December 31, 2015, respectively; 36,735 shares outstanding at December 31, 2015					122
Additional paid-in capital					1,259,767
Treasury stock, at cost: 1,730 shares at December 31, 2015					(4,138)
Accumulated deficit					(1,226,943)
Accumulated other comprehensive income					61,470
Shareholders' equity					90,278
Total liabilities and equity					204,880
Net sales
Products		87,361
Services		29,742
Total net sales		117,103
Cost of net sales
Products		65,891
Services		23,344
Gross profit		27,868
Operating expenses:
Selling, general and administrative		21,515
Research and development		11,342
Total operating expenses		32,857
Operating income (loss)		(4,989)
Interest income		557
Interest expense		(76)
Other income, net		3,489
Equity pick up of gain (loss) of an associate		(13,954)
Investment impairment		(9,846)
Income (loss) before income taxes		(24,819)
Income tax benefit		4,162
Net income (loss)		(20,657)
Net income (loss) attributable to UTStarcom Holdings Corp.		$ (20,657)
Net loss per share attributable to UTStarcom Holdings Corp.-Basic and Diluted		$ (0.56)
Weighted average shares outstanding-Basic and Diluted		37,003
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (20,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		2,202
Net loss on disposal of assets		180
Reversal of tax payable		(7,747)
Equity pick up of losses of an associate		13,954
Investment impairment		9,846
Gain on sale of short- term investment		(1,529)
Stock-based compensation expense		1,546
Provision for doubtful accounts		79
Assets impairment		(538)
Deferred income taxes		1,030
Changes in operating assets and liabilities
Accounts receivable		(1,491)
Inventories and deferred costs		35,973
Other assets		1,558
Accounts payable		(12,233)
Income taxes payable		3,369
Customer advances		(17,352)
Deferred revenue		(18,610)
Other liabilities		(1,216)
Net cash provided by (used in) operating activities		(11,636)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment		(917)
Change in restricted cash		707
Purchase of investment interests		(1,670)
Proceeds from refund of investment interests		16,228
Proceeds from sale of short-term investments		3,076
Net cash provided by (used in) investing activities		17,424
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares		39
Repurchase of ordinary shares		(3,695)
Net cash used in financing activities		(3,656)
Effect of exchange rate changes on cash and cash equivalents		(2,906)
Net increase (decrease) in cash and cash equivalents		(774)
Cash and cash equivalents at beginning of year	$ 77,050	77,824
Cash and cash equivalents at end of year		77,050	$ 77,824
Adjustment
Current assets:
Long-term investments					(6,501)
Total assets					(6,501)
Current liabilities:
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Accumulated deficit					(6,501)
Shareholders' equity					(6,501)
Total liabilities and equity					$ (6,501)
Operating expenses:
Investment impairment		(6,501)
Income (loss) before income taxes		(6,501)
Net income (loss)		(6,501)
Net income (loss) attributable to UTStarcom Holdings Corp.		$ (6,501)
Net loss per share attributable to UTStarcom Holdings Corp.-Basic and Diluted		$ (0.18)
Weighted average shares outstanding-Basic and Diluted		37,003
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (6,501)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment impairment		$ 6,501